Commitments and Contingencies Risks and Uncertainties	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Commitments and Contingencies Risks and Uncertainties
10)	Commitments and Contingencies
The Company is subject to claims related to product and other commercial matters. In determining costs to accrue related to these items, the Company carefully analyzes cases and considers the likelihood of adverse judgments or outcomes, as well as the potential range of possible loss. The Company accrues for matters when losses are both probable and estimable. Any amounts accrued for these matters are monitored on an ongoing basis and are updated based on new developments or new information as it becomes available for each matter. Refer to
Note 5, Additional Balance Sheet Information
for a discussion of a supplier liability and
Note 8, Product Warranty and Recall Campaigns
for a discussion of warranty and recall liabilities. The Company is self-insured for product liability claims, and the Parent maintains insurance for individual claim amounts in excess of the self-insured amounts.

12) Commitments and Contingencies
The Company is subject to claims related to product and other commercial matters. In determining costs to accrue related to these items, the Company considers the likelihood of adverse judgments or outcomes, as well as the potential range of possible loss. Any amounts accrued for these matters are monitored on an ongoing basis and are updated based on new developments or new information as it becomes available for each matter. Refer to
Note 6, Additional Balance Sheet Information
for a discussion of a supplier liability and
Note 10, Product Warranty and Recall Campaigns
for a discussion of warranty and recall liabilities. The Company had no product liability claims as of December 31, 2021, 2020 and 2019. The Company is self-insured for product liability claims, and the Parent maintains insurance for individual claim amounts in excess of the self-insured amounts.
The Company had been cooperating in an investigation by the U.S. Consumer Product Safety Commission (CPSC) regarding its STACYC electric balance bike and a potential safety hazard. In the first quarter of 2022, the CPSC closed its investigation concluding that no further action would be taken by the CPSC. Based on the CPSC’s conclusion and the Company’s internal evaluation and testing, the Company has concluded that the matter does not warrant a product recall.

AEA-Bridges Impact Corp
Commitments and Contingencies Risks and Uncertainties
NOTE 6 — COMMITMENTS AND CONTINGENCIES RISKS AND UNCERTAINTIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
global pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholders Rights
Pursuant to a registration rights agreement entered into on October 5, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights. The holders of these securities well be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and Shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $13,125,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a business combination, subject to the terms of the underwriting agreement. An affiliate of the Sponsor has purchased 2,500,000
Public Units at the Public Offering Price. In connection with the closing of the Business Combination, the underwriters have agreed to reduce the amount of their deferred fees by $3,748,361, which is shown in the condensed consolidated statement of operation
s
as forgiveness of deferred underwriting fee payable. As a result of the reduction, the outstanding deferred underwriting fee payable was reduced to
$9,376,638
.

NOTE 6 — COMMITMENTS AND CONTINGENCIES RISKS AND UNCERTAINTIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
global pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholders Rights
Pursuant to a registration rights agreement entered into on October 5, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights. The holders of these securities well be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $13,125,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. An affiliate of the Sponsor has purchased 2,500,000 Public Units at the Public Offering Price. The underwriters did not receive any underwriting discounts or commissions on Units purchased by the Sponsor or its affiliate.